Capital Lease Obligations	12 Months Ended
Dec. 31, 2019
Capital Lease Obligations
Capital Lease Obligations

(13)        Capital Lease Obligations

The Company has acquired patient medical equipment and supplies, and office equipment through multiple capital leases. The capital lease obligations represent the present value of minimum lease payments under the respective agreement, payable monthly and bearing interest rates ranging from 0.0% to 10.2%. Interest expense related to capital leases was $161,629 and 287,210 for the years ended December  31, 2019 and 2018, respectively. As of December  31, 2019, future annual minimum payments required under lease obligations are as follows:

2020	$19,813,539
2021	255,652
Total	20,069,191
Less amount representing interest	(86,198)
19,982,993
Current portion	(19,749,854)
Long-term portion	$233,139

At December  31, 2019 and 2018, equipment under capital leases consisted of patient equipment with a cost basis of approximately $39,100,000 and $29,300,000, respectively, and accumulated depreciation of approximately $11,700,000 and $8,800,000, respectively. Depreciation expense for equipment purchased under capital leases is primarily included in cost of net revenue in the accompanying consolidated statements of operations.